New Accounting Pronouncements (Details) $ in Millions	3 Months Ended
Mar. 31, 2018 USD ($)
New Accounting Pronouncements
Increase in retained earnings effect on deferred taxs balance for cumulative-effect adjustment	$ 2.1
Increase in retained earnings effect on other non-current assets for the cumulative-effect adjustments	$ 1.4